Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Income tax expenses	$ 200	$ 400	$ 600	$ (276,200)